FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report as of the end of semiannual period:              (a)     12/31/01
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                           or fiscal year:              (b)
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Is this a transition report?  (Y or N)                             N
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Is this form being completed by the registrant?  (Y or N)          N
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Is this an amendment to a previous filing?  (Y or N)               N
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Is this a change to a previous filing?  (Y or N)                   N
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
      1   A)  Registrant Name:              The Tax Exempt Bond Fund of Virginia
          B)  File Number:                  811-02858
          C)  Telephone Number:             804.649.3000

      2   A)  Street:   2 South Ninth Street
          B)  City:  Richmond               C)  State:  VA  D)  Zip Code:  23219 Zip Ext.:
          E)  Foreign Country:                                       Foreign Postal Code:

      3   Is this the first filing on this form by the Registrant?  (Y or N)                            N
                                                                                                -------------------

      4   Is this the last filing on this form by the Registrant?  (Y or N)                             N
                                                                                                -------------------

      5   Is Registrant a small business investment company (SBIC)?  (Y or N)                           N
          [If answer is "Y" (Yes), complete only items 89 through 110.]                         -------------------

      6   Is Registrant a unit investment trust (UIT)?  (Y or N)                                        Y
          [If answer is "Y" (Yes), complete only items 111 through 132.]                        -------------------

      7   A   Is Registrant a series or multiple portfolio company?  (Y or N)                           Y
              [If answer is "N" (No), go to item 8.]                                            -------------------

          B   How many separate series or portfolios did Regiatrant have                                2
              at the end of the period?                                                         -------------------

For period ending 12/31/01
File number 811-02858

UNIT INVESTMENT TRUSTS

    111   A)  Depositor Name: BB&T Capital Markets
          B)  File Number (If any):
          C)  City: Richmond   State: VA     Zip Code: 23219      Zip Ext.:
              Foreign Country:               Foreign Postal Code:

    112   A)  Sponsor Name: BB&T Capital Markets
          B)  File Number (If any):
          C)  City: Richmond   State: VA     Zip Code: 23219      Zip Ext.:
              Foreign Country:               Foreign Postal Code:

    113   A)  Trustee Name: JP Morgan/Chase
          B)  City: Dallas     State: TX     Zip Code: 75266      Zip Ext.: 0083
              Foreign Country:               Foreign Postal Code:

    114   A)  Sponsor Name: BB&T Capital Markets
          B)   File Number (If any):
          C)   City: Richmond  State: VA     Zip Code: 23219      Zip Ext.:
               Foreign Country:              Foreign Postal Code:

    115   A)   Independent Public Accountant Name: Goodman & Company LLC
          B)   City: Richmond  0State: VA    Zip Code: 23226      Zip Ext.:
               Foreign Country:              Foreign Postal Code:

For period ending 12/31/01
File number 811-02858


    116   Family of investment companies information:
          A)   Is Registrant part of a family of investment companies?  (Y or N)                        N
                                                                                                -------------------
          B)   Identify the family in 10 letters.
                                                                                                -------------------
          (NOTE:  In filing this form, use this identification consistently for all investment companies in the family.  This designation is for purposes of this form only.)

    117   A)   Is Registrant a separate account of an insurance company?  (Y or N)                      N
                                                                                                -------------------
          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?;

          B)   Variable annuity contracts?  (Y or N)                                                    N
                                                                                                -------------------

          C)   Schedule premium variable life contracts?  (Y or N)                                      N
                                                                                                -------------------

          D)   Flexible premium variable life contracts?  (Y or N)                                      N
                                                                                                -------------------
          E)   Other types of insurance products registered under the
               Securities Act of 1933?  (Y or N)                                                        N
                                                                                                -------------------

    118   State the number of series existing at the end of the period
          that had securities registered under the Securities Act of 1933.                              2
                                                                                                -------------------

    119   State the number of new series for which registration
          statements under the Securities Act of 1933 became effective                                  -0-
          during the period.
                                                                                                -------------------

    120   State the total value of the portfolio securities on the
          date of deposit for the new series included in item 119 ($000's                              $-0-
          omitted).
                                                                                                -------------------

    121   State the number of series for which a current prospectus                                     -0-
          was in existence at the end of the period.
                                                                                                -------------------

    122   State the number of existing series for which additional
          units were registered under the Securities Act of 1933 during
          the current period.                                                                           -0-
                                                                                                -------------------

For period ending 12/31/01
File number 811-02858


    123   State the total value of the additional units considered in
          answering item 122 ($000's omitted).                                                         $-0-
                                                                                                -------------------

    124   State the total value of the units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date
          they were placed in the subsequent series) ($000's omitted).                                 $-0-
                                                                                                -------------------

    125   State the total dollar amount of sales loads collected
          (before reallowances to other brokers or dealers) by
          Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
          Registrant ($000's omitted).                                                               $4,789.00
                                                                                                -------------------

    126   Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
          Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
          subsequent series.)  ($000's omitted)                                                      $4,789.00
                                                                                                -------------------

    127 List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                Number of          Total Assets         Total Income
                                                                  Series              ($000's          Distributions
                                                                Investing            omitted)         ($000's omitted)
                                                            -------------------  ------------------  -------------------
          A)  U.S. Treasury direct issue
                                                            -------------------  ------------------  -------------------

          B)  U.S. Government Agency
                                                            -------------------  ------------------  -------------------

          C)  State and municipal tax-free                                              $3,460          $165,556.23
                                                            -------------------  ------------------  -------------------
          D)  Public utility debt
                                                            -------------------  ------------------  -------------------
          E)  Brokers or dealers debt or
              debt of brokers' or
              dealers' parent
                                                            -------------------  ------------------  -------------------
          F)  All other corporate
              intermed. & long-term
              debt
                                                            -------------------  ------------------  -------------------
          G)  All other corporate
              short-term debt
                                                            -------------------  ------------------  -------------------
          H)  Equity securities of
              brokers or dealers or
              parents of brokers or
              dealers
                                                            -------------------  ------------------  -------------------
          I)  Investment company
              equity securities
                                                            -------------------  ------------------  -------------------
          J)  All other equity securities
                                                            -------------------  ------------------  -------------------
          K)  Other securities
                                                            -------------------  ------------------  -------------------

                                                            -------------------  ------------------  -------------------
          L)  Total assets of all series
              of registrant                                                             $3,460          $165,556.23
                                                            ===================  ==================  ===================

For period ending 12/31/01
File number 811-02858

    128   Is the timely payment of principal and interest on any of
          the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
          an entity other than the issuer?  (Y or N)                                                           N
                                                                                                     -------------------
          [If the answer is "N" (No), go to item 131.]

    129   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
          end of the current period?  (Y or N)                                                                 N
                                                                                                     -------------------
          [If the answer is "N" (No), go to item 131.]

    130   In computations of NAV or offering price per unit, is any
          part of the value attributed to instruments identified
          in item 129 derived from insurance or guarantees?  (Y or N)                                          N
                                                                                                     -------------------

    131   Total expenses incurred by all series of registrant during
          the current reporting period ($000's omitted)                                                  $9,753.18
                                                                                                     -------------------

    132 List the "811" (Investment Company Act of 1940) registration number for all series of Registrant that are being included in this filing:

                811-02858

      This report is signed on behalf of the regiatrant (or depositor or trustee).

City of: Richmond             Date of: Virginia            Date: May 20, 2002

Name of Registrant, Depositor, or Trustee:

BB&T CAPITAL MARKETS

/s/ Vicki W. Davis                     /s/ Denise A. Trice
----------------------------------     -----------------------------------------
Name:  Vicki W. Davis                  Notary Public
Title: Vice President                  Name:  Denise A. Trice
                                       Title: Assistant Vice President

                                       My commission expires: May 31, 2004